Sale of Future Royalties Liability - Schedule of Sale of Future Royalties Liability (Details) - USD ($) $ in Thousands			12 Months Ended
	Mar. 23, 2023	Mar. 22, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Beginning balance			$ 110,159	$ 0
Amounts received at closing	$ 100,000	$ 100,000		100,000
Payment from Royalty Pharma – regulatory milestone			25,000
Non cash interest expense recognized			8,058	10,159	$ 0
Sale of future royalties liability, current			6,435	0
Sale of future royalties liability, non-current			136,782	110,159
Ending balance			$ 143,217	$ 110,159	$ 0